Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Details)	Dec. 31, 2022	Dec. 31, 2021
2003 Series A, due 2038
Debt Instrument [Line Items]
Effective interest rates	4.68%	0.91%
2008 Series A, due 2038
Debt Instrument [Line Items]
Effective interest rates	4.84%	0.90%
2009 Series A, due 2039
Debt Instrument [Line Items]
Effective interest rates	4.67%	0.88%
Tax-exempt Series A, due 2028
Debt Instrument [Line Items]
Effective interest rates	4.30%	0.92%